Retirement Benefits – Defined Benefit Obligations - Schedule of Defined Benefit Liability and its Components (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Seniority premium and termination indemnity at retirement (Betterware-Jafra) [Member]
Schedule of Defined Benefit Liability and its Components [Line Items]
Balance at January 1	$ 53,624	$ 44,459	$ 30,148
Additions for subsidiaries’ acquisition
Past service cost	(3,146)		(1,010)
Current service cost	5,887	4,996	4,246
Interest cost	5,529	3,988	3,426
Net (gain) cost of the period	8,270	8,984	6,662
Remeasurement of defined benefit obligation	7,217	5,663	11,730
Others:
Benefits paid	(2,803)	(5,482)	(3,123)
Others	2		(958)
Balance as of December 31	66,310	53,624	44,459
Pension plan (Jafra) [Member]
Schedule of Defined Benefit Liability and its Components [Line Items]
Balance at January 1	74,688	82,691	123,759
Additions for subsidiaries’ acquisition
Past service cost	(8,237)		(29,615)
Current service cost	3,804	4,345	5,605
Interest cost	7,947	7,408	10,487
Net (gain) cost of the period	3,514	11,753	(13,523)
Remeasurement of defined benefit obligation	8,173	(15,888)	10,630
Others:
Benefits paid	(4,710)	(3,868)	(38,175)
Others	16
Balance as of December 31	$ 81,681	$ 74,688	$ 82,691